Consolidated Statement of Operations - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Revenue
Sales	$ 701,967	$ 202,670
Cost of Sales	3,147,724	277,127
Gross profit (loss) from continuing operations	(2,445,757)	(74,457)
Operating expense
General and administrative expenses	39,611,915	12,524,869
Total operating expenses	39,611,915	12,524,869
Other income / (expense)
Interest income	57,602	57,340
Interest expense	(175,927)	(171,433)
Other income / (expense)	(5,373,426)	(1,243,676)
Unrecognized gain / (loss) on equity investment	(862,407)	(864,418)
Total other income (expense)	(6,354,158)	(2,222,187)
Net (loss) from continuing operations	(48,411,830)	(14,821,513)
Income (loss) from discontinued operations	(997,802)	(261,528)
Net (loss)	(49,409,632)	(15,083,041)
Deemed Dividend	(2,293,301)
Loss attributable to shareholders	$ (51,702,933)	$ (15,083,041)
Net (loss) per share:
Basic	$ (0.91)	$ (0.49)
Diluted	(0.91)	(0.49)
Loss per share attributed to common shareholders	$ (0.95)
Weighted average number of shares
Basic	54,441,190	30,877,804
Diluted	54,441,190	30,877,804